PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipments [Abstract]
Disclosure of property, plant and equipment [text block]
NOTE 7.  PROPERTY, PLANT AND EQUIPMENT

	12-31-2019	12-31-2018
Property, Plant and Equipment	ThU.S.$	ThU.S.$
Property, Plant and Equipment	7,648,183	7,174,693
Property, Plant and Equipment by right of use	284,379	-
Total	7,932,562	7,174,693

Property, Plant and Equipment

	12-31-2019	12-31-2018
Property, Plant and Equipment, Net	ThU.S.$	ThU.S.$
Construction work in progress	1,128,431	1,030,730
Land	971,061	972,143
Buildings	2,247,996	2,062,887
Plant and equipment	3,139,761	2,921,462
Information technology equipment	20,906	23,292
Fixtures and fittings	13,421	15,906
Motor vehicles	14,922	14,916
Other property, plant and equipment	111,685	133,357
Total Net	7,648,183	7,174,693

Property, Plant and Equipment, Gross
Construction work in progress	1,128,431	1,030,730
Land	971,061	972,143
Buildings	4,268,590	3,959,186
Plant and equipment	7,004,549	6,388,843
Information technology equipment	91,585	86,558
Fixtures and fittings	45,703	44,694
Motor vehicles	56,771	53,507
Other property, plant and equipment	131,030	157,301
Total Gross	13,697,720	12,692,962

Accumulated depreciation and impairment
Buildings	(2,020,594)	(1,896,299)
Plant and equipment	(3,864,788)	(3,467,381)
Information technology equipment	(70,679)	(63,266)
Fixtures and fittings	(32,282)	(28,788)
Motor vehicles	(41,849)	(38,591)
Other property, plant and equipment	(19,345)	(23,944)
Total	(6,049,537)	(5,518,269)

Description of Property, Plant and Equipment Pledged as Security for Liabilities

As of December 31, 2019, there are no significant assets pledged as collateral to be disclosed in these consolidated financial statements.

Disbursements commitments for the acquisition of property, plant and equipment and disbursements for property, plant and equipment under construction.

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Amount committed for the acquisition of property, plant and equipment	1,200,111	798,631

Reconciliation of Property, Plant and Equipment

The following tables set forth the reconciliation of the carrying amount of property, plant and equipment as of
December 31, 2019 and 2018:

	Construction work in progress	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
Reconciliation of Property, Plant and Equipment	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2019	1,030,730	972,143	2,062,887	2,921,462	23,292	15,906	14,916	133,357	7,174,693
Increase (decrease) for changes in accounting policies	-	-	-	(55,015)	-	-	-	(17,237)	(72,252)
Restated opening balance	1,030,730	972,143	2,062,887	2,866,447	23,292	15,906	14,916	116,120	7,102,441
Changes
Additions	889,882	6,722	13,561	44,800	1,637	960	3,808	10,779	972,149
Acquisitions through business combinations	12,839	3,915	24,118	110,701	238	156	313	6,272	158,552
Disposals	-	(2,241)	(2,167)	(2,821)	(94)	(1)	(213)	(29)	(7,566)
Withdrawals	(6,992)	(3,442)	(3,435)	(23,231)	(2)	(1)	(36)	(13,202)	(50,341)
Depreciation	-	-	(130,454)	(297,332)	(6,426)	(2,722)	(4,111)	(1,180)	(442,225)
Impairment loss recognized in profit or loss	-	-	(15,398)	(60,219)	(337)	(14)	(74)	-	(76,042)
Increase (decrease) through net exchange differences	(1,066)	(7,530)	(479)	(1,347)	(74)	27	(31)	(918)	(11,418)
Reclassification to assets held for sale	-	-	-	990	-	-	-	-	990
Increase (decrease) through transfers from construction in progress	(796,962)	1,494	299,363	500,140	2,672	(890)	340	(6,157)	-
Reclassification from lease to Property, plant and equipment	-	-	-	1,633	-	-	10	-	1,643
Total changes	97,701	(1,082)	185,109	273,314	(2,386)	(2,485)	6	(4,435)	545,742
Closing balance 12-31-2019	1,128,431	971,061	2,247,996	3,139,761	20,906	13,421	14,922	111,685	7,648,183

	Construction work in progress	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
Reconciliation of Property, Plant and Equipment	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2018	597,351	1,008,310	2,135,201	3,112,755	22,665	12,297	15,959	129,761	7,034,299
Changes
Additions	660,918	3	6,949	42,467	1,125	1,146	2,352	15,516	730,476
Acquisitions through business combinations	-	3,900	-	4,887	-	-	-	-	8,787
Disposals	(1,994)	(448)	(770)	(702)	(42)	-	(129)	(528)	(4,613)
Withdrawals	(6,269)	(4,466)	(1,656)	(17,680)	(42)	(28)	(84)	(5,599)	(35,824)
Depreciation	-	-	(125,407)	(316,118)	(5,791)	(2,870)	(3,920)	(3,660)	(457,766)
Impairment loss recognized in profit or loss	-	-	(654)	(356)	(5)	(20)	-	-	(1,035)
Increase (decrease) through net exchange differences	(4,115)	(34,204)	(15,444)	(42,059)	(175)	(210)	(217)	(6,332)	(102,756)
Reclassification to assets held for sale	-	(2,193)	(5)	5,323	-	-	-	-	3,125
Increase (decrease) through transfers from construction in progress	(215,161)	1,241	64,673	132,945	5,557	5,591	955	4,199	-
Total changes	433,379	(36,167)	(72,314)	(191,293)	627	3,609	(1,043)	3,596	140,394
Closing balance 12-31-2018	1,030,730	972,143	2,062,887	2,921,462	23,292	15,906	14,916	133,357	7,174,693

The depreciation expense for the period ending December 31, 2019, 2018 and 2017 is as follows:

	January-December
	2019	2018	2017
Depreciation for the year	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	409,442	377,557	389,847
Administrative expenses	16,275	15,530	14,883
Other expenses	3,525	1,986	3,494
Total	429,242	395,073	408,224

The useful lives of property, plant and equipment are estimated based on the expected use of the assets. The average useful lives by asset class are as follow:

Years of Useful Life (Average)
Buildings	58
Plant and equipment	30
Information technology equipment	8
Fixtures and fittings	28
Motor vehicles	7
Other property, plant and equipment	14

See Note 12 for details of capitalized borrowing costs.

Property, Plant and Equipment by Right of Use

12-31-2019
ThU.S.$
Property, Plant and Equipment by right of use, Net

Land	67,804
Buildings	25,940
Plant and equipment	44,753
Information technology equipment	574
Fixtures and fittings	1,138
Motor vehicles	126,587
Other property, plant and equipment	17,583
Total Net	284,379

Property, Plant and Equipment by right of use, Gross

Land	75,403
Buildings	32,266
Plant and equipment	71,394
Information technology equipment	757
Fixtures and fittings	1,595
Motor vehicles	164,683
Other property, plant and equipment	19,580
Total Gross	365,678

Accumulated depreciation and impairment by right of use

Land	(7,599)
Buildings	(6,326)
Plant and equipment	(26,641)
Information technology equipment	(183)
Fixtures and fittings	(457)
Motor vehicles	(38,096)
Other property, plant and equipment	(1,997)
Total	(81,299)

Reconciliation of Property, Plant and Equipment by Right of Use

The following tables set forth the reconciliation of the carrying amount of property, plant and equipment by right of use as of
December 31
, 2019:

	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
Reconciliation of Property, Plant and Equipment by right of use	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2019	-	-	-	-	-	-	-	-
Increase (decrease) for changes in accounting policies	65,363	20,865	76,258	310	-	144,304	17,237	324,337
Restated opening balance	65,363	20,865	76,258	310	-	144,304	17,237	324,337
Changes
Additions	8,668	10,580	5,817	449	1,595	20,531	4,745	52,385
Business combination	906	1,129	3,257	-	-	290	-	5,582
Withdrawals	-	-	(13,750)	-	-	-	-	(13,750)
Depreciation	(7,599)	(6,326)	(26,641)	(183)	(457)	(38,096)	(2,756)	(82,058)
Increase (decrease) through net exchange differences	466	(216)	137	(2)	-	(131)	-	254
Increase (decrease) through others	-	(92)	(325)	-	-	(311)	-	(728)
Reclassification from lease to Property, plant and equipment	-	-	-	-	-	-	(1,643)	(1,643)
Total changes	2,441	5,075	(31,505)	264	1,138	(17,717)	346	(39,958)
Closing balance 12-31-2019	67,804	25,940	44,753	574	1,138	126,587	17,583	284,379

The following table set forth the composition of the initial impact of the IFRS 16 adoption
on
Property, Plant and Equipment by right of use
:

January 01, 2019
ThU.S.$
Right of use assets - IFRS 16	252,085
Assets from leasing - IAS 17	72,252
Increase (decrease) for changes in accounting policies	324,337

The depreciation expense for the period ending December 31, 2019 Property, Plant and Equipment by right of use is as follows:

January – December
2019
Depreciation for the period	ThU.S.$
Cost of sales	64,434
Distribution costs	1,792
Administrative expenses	10,775
Total	77,001

Additionally, Arauco has recognized directly in the consolidated statement of profit or loss, the following leases concepts excluded from the application of IFRS 16:

January - December
2019
Depreciation for the year	ThU.S.$
Expenses from payments of variable leases	182,943
Expenses from low value leases	6,787
Expenses from short-term leases	32,083
Total	221,813